Summary of Significant Accounting Policies - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 1
Fair Value Measurements
Carrying value of cash held in money market fund	$ 8.3	$ 38.8
Level 2
Fair Value Measurements
Assets measured at fair value levels 2 or 3	0.0	0.0
Liabilities measured at fair value levels 2 or 3	0.0	0.0
Level 3
Fair Value Measurements
Assets measured at fair value levels 2 or 3	0.0	0.0
Liabilities measured at fair value levels 2 or 3	$ 0.0	$ 0.0